UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21126

Name of Fund: BlackRock Municipal Income Trust II (BLE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal Income Trust II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock Municipal Income Trust II
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Arizona - 4.4%	Pima County, Arizona, IDA, Education Revenue Bonds (American Charter
	Schools Foundation), Series A, 5.625%, 7/01/38	$2,525	$1,711,874
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%,
	12/01/32	5,635	3,682,980
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%,
	12/01/37	7,890	5,001,708
			10,396,562
California -	Agua Caliente Band of Cahuilla Indians, California, Casino Revenue
12.2%	Bonds, 6%, 7/01/18	2,250	1,988,415
	California County Tobacco Securitization Agency, Tobacco
	Revenue Bonds (Stanislaus County Tobacco Funding Corporation),
	Sub-Series C, 6.30%, 6/01/55 (a)	9,710	71,271
	California Health Facilities Financing Authority Revenue Bonds
	(Sutter Health), Series A, 5.25%, 11/15/46	3,000	2,400,780
	California Mobile Home Park Finance Authority Revenue Bonds (Palomar
	Estates East and West), Series A, 5.25%, 3/15/34 (b)	3,500	2,275,105
	California State, GO, Refunding, 5%, 6/01/32	5,000	4,301,200
	California State, GO, Refunding, 5%, 6/01/34	2,700	2,294,514
	California Statewide Communities Development Authority, Health Facility
	Revenue Bonds (Memorial Health Services), Series A, 5.50%, 10/01/33	5,000	4,209,450
	Sacramento County, California, Airport System Revenue Bonds,
	AMT, Senior Series B, 5.25%, 7/01/39 (c)	3,480	2,593,087
	San Francisco, California, City and County Redevelopment Agency, Community
	Facilities District Number 1, Special Tax Bonds (Mission Bay South Public
	Improvements Project), 6.625%, 8/01/27	4,620	3,844,718
	University of California Revenue Bonds, Series B, 4.75%, 5/15/38	5,755	4,759,097
			28,737,637
Colorado - 9.0%	Colorado Health Facilities Authority Revenue Bonds (Catholic
	Health Initiatives), Series A, 5.50%, 3/01/32 (d)	10,000	10,037,500
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), 5.20%, 3/01/31 (c)	790	717,344
	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley
	Health Care), Series B, 5.25%, 3/01/36 (c)	1,580	1,398,663
	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley
	Health Care), Series C, 5.25%, 3/01/40 (c)	2,750	2,404,105
	Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds,
	Subordinate Lien, Series C, 5%, 11/15/45 (c)	1,375	1,242,835

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
EDA	Economic Development Authority	IDR	Industrial Development Revenue Bonds
EDR	Economic Development Revenue Bonds	M/F	Multi-Family
GO	General Obligation Bonds	PCR	Pollution Control Revenue Bonds
HDA	Housing Development Authority

BlackRock Municipal Income Trust II
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Northwest Parkway Public Highway Authority, Colorado, Senior
	Revenue Bonds, Series A, 5.25%, 6/15/11 (c)(e)	$4,000	$4,333,960
	Park Creek Metropolitan District, Colorado, Senior Limited Tax
	Supported Revenue Refunding Bonds, 5.50%, 12/01/37	1,375	983,565
			21,117,972
District of	District of Columbia, Revenue Refunding Bonds (Friendship Public
Columbia - 6.5%	Charter School, Inc.), 5.25%, 6/01/33 (b)	1,265	817,405
	District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed
	Revenue Refunding Bonds, 6.50%, 5/15/33	7,500	5,402,925
	District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed
	Revenue Refunding Bonds, 6.75%, 5/15/40	11,500	9,149,400
			15,369,730
Florida - 17.4%	Leesburg, Florida, Hospital Revenue Bonds (Leesburg Regional
	Medical Center Project), 5.50%, 7/01/32	2,650	1,980,928
	Live Oak Community Development District Number 001, Florida, Special
	Assessment Bonds, Series A, 6.30%, 5/01/34	3,125	2,439,937
	Miami Beach, Florida, Health Facilities Authority, Hospital
	Revenue Refunding Bonds (Mount Sinai Medical Center of Florida),
	6.75%, 11/15/21	5,275	4,405,469
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
	International Airport), AMT, Series A, 5.25%, 10/01/38 (f)	2,855	2,163,947
	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Adventist Health System), 5.625%, 11/15/12 (e)	6,850	7,650,285
	Orange County, Florida, Tourist Development, Tax Revenue
	Refunding Bonds, 4.75%, 10/01/32 (g)	2,005	1,528,913
	Pinellas County, Florida, Health Facilities Authority Revenue Bonds
	(BayCare Health System, Inc.), 5.50%, 5/15/13 (e)	14,000	15,641,080
	Stevens Plantation Community Development District, Florida, Special
	Assessment Revenue Bonds, Series A, 7.10%, 5/01/35	2,015	1,474,779
	Sumter County, Florida, IDA, IDR (North Sumter Utility Company
	LLC), AMT, 6.90%, 10/01/34	4,405	3,632,407
			40,917,745
Georgia - 4.0%	Main Street Natural Gas, Inc., Georgia, Gas Project Revenue
	Bonds, Series A, 6.375%, 7/15/38 (h)(i)	1,270	215,925
	Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
	(Georgia College and State University Foundation), 5.625%,
	9/01/14(e)	5,000	5,746,400
	Private Colleges and Universities Authority, Georgia, Revenue Refunding Bonds
	(Emory University Project), Series C, 5%, 9/01/38	3,575	3,329,183
			9,291,508
Illinois - 13.7%	Centerpoint Intermodal Center Program Trust, Illinois, Tax
	Allocation Bonds, Class A, 8%, 6/15/23 (j)	2,470	1,973,826
	Chicago, Illinois, O'Hare International Airport Revenue Refunding Bonds, Third
	Lien, AMT, Series C-2, 5.25%, 1/01/30 (c)	4,285	3,263,842
	Illinois Health Facilities Authority, Revenue Refunding Bonds
	(Elmhurst Memorial Healthcare), 5.50%, 1/01/22	8,000	6,858,720

BlackRock Municipal Income Trust II
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Illinois Municipal Electric Agency, Power Supply Revenue Bonds,
	4.50%, 2/01/35 (k)(l)	$4,340	$3,308,773
	Illinois Sports Facilities Authority, State Tax Supported Revenue
	Bonds, 5.546%, 6/15/30 (m)(n)	15,000	12,661,050
	Illinois State Finance Authority Revenue Bonds (Friendship Village
	of Schaumburg), Series A, 5.625%, 2/15/37	910	570,861
	Illinois State Finance Authority Revenue Bonds (Monarch Landing,
	Inc. Project), Series A, 7%, 12/01/37	1,585	1,210,972
	Illinois State Finance Authority Revenue Bonds (Northwestern Memorial
	Hospital), Series A, 5.50%, 8/15/14 (e)	1,880	2,130,830
	Illinois State Finance Authority, Student Housing Revenue Bonds (MJH
	Education Assistance IV LLC), Sub-Series B, 5.375%, 6/01/35 (h)	900	161,478
			32,140,352
Indiana - 2.1%	Indiana Health Facilities Financing Authority, Revenue Refunding Bonds
	(Ascension Health Credit Group), Series F, 5.375%, 11/15/25	5,000	5,024,300
Maryland - 0.4%	Maryland State Health and Higher Educational Facilities Authority Revenue
	Bonds (Union Hospital of Cecil County), 5.625%, 7/01/32	1,000	855,530
Michigan - 0.7%	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry
	Ford Health System), Series A, 5.25%, 11/15/46	2,305	1,572,356
Missouri - 2.0%	Highway 370/Missouri Bottom Road/Taussig Road Transportation Development
	District Revenue Bonds, 7.20%, 5/01/33	6,000	4,802,220
Nevada - 1.0%	Clark County, Nevada, EDR, Refunding (Alexander Dawson School
	of Nevada Project), 5%, 5/15/29	2,855	2,416,843
New Jersey -	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (o)	9,000	6,174,450
12.2%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34	4,000	2,782,160
	New Jersey EDA, EDR (Kapkowski Road Landfill Reclamation Improvement
	District Project), AMT, Series B, 6.50%, 4/01/31	10,000	7,720,400
	New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation
	Improvement District Project), 6.50%, 4/01/28	7,475	5,971,179
	New Jersey EDA, Special Facility Revenue Bonds (Continental
	Airlines, Inc. Project), AMT, 7.20%, 11/15/30	10,100	6,105,652
			28,753,841
New Mexico -	New Mexico Region III Housing Authority, M/F Housing Revenue Bonds (Villa Del
2.5%	Oso Apartments), Series A, 6%, 1/01/13 (e)	5,200	5,964,504
New York - 6.7%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter
	School Project), Series A, 7%, 5/01/35	985	643,865
	New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
	Airlines, Inc. Project), AMT, 7.75%, 8/01/31	6,700	4,600,287
	New York City, New York, City Transitional Finance Authority, Building Aid
	Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	1,100	843,810
	New York Liberty Development Corporation Revenue Bonds
	(Goldman Sachs Headquarters), 5.25%, 10/01/35	1,225	882,000
	New York State Dormitory Authority, Non-State Supported Debt
	Revenue Bonds (Columbia University), 5%, 7/01/38	5,000	4,741,200

BlackRock Municipal Income Trust II
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
	(Continental Airlines, Inc. - LaGuardia Project), AMT, 9%, 12/01/10	$3,980	$3,935,902
			15,647,064
North Carolina -	Gaston County, North Carolina, Industrial Facilities and Pollution Control
1.7%	Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT,
	5.75%, 8/01/35	7,500	4,068,150
Ohio - 4.8%	American Municipal Power, Inc., Ohio, Revenue Refunding Bonds (Prairie State
	Energy Campus Project), Series A, 5%, 2/15/38	2,985	2,590,383
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
	Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	1,190	811,854
	Ohio State Air Quality Development Authority, Revenue Refunding Bonds
	(Dayton Power and Light Company Project), Series B, 4.80%, 1/01/34 (k)(p)	9,140	7,782,893
			11,185,130
Oklahoma - 1.4%	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding
	Bonds, Series A, 7.75%, 6/01/35	3,925	3,325,849
Pennsylvania -	Monroe County, Pennsylvania, Hospital Authority Revenue Bonds
6.3%	(Pocono Medical Center), 6%, 1/01/14 (e)	5,000	5,695,650
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Amtrak Project), AMT,
	Series A, 6.375%, 11/01/41	5,175	3,962,032
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Reliant Energy), AMT,
	Series A, 6.75%, 12/01/36	8,425	5,223,331
			14,881,013
South Carolina -	Greenwood County, South Carolina, Hospital Facilities Revenue
6.9%	Bonds (Self Memorial Hospital), 5.50%, 10/01/26	3,280	2,765,073
	Greenwood County, South Carolina, Hospital Facilities Revenue
	Bonds (Self Memorial Hospital), 5.50%, 10/01/31	3,250	2,601,040
	South Carolina Jobs EDA, Hospital Facilities Revenue Bonds
	(Georgetown Memorial Hospital), 5.375%, 2/01/30 (o)	3,750	2,874,712
	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds
	(Palmetto Health Alliance), Series A, 6.25%, 8/01/31	2,640	2,247,062
	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds
	(Palmetto Health Alliance), Series C, 6.875%, 8/01/13 (e)	5,000	5,772,748
			16,260,635
Tennessee - 4.2%	Knox County, Tennessee, Health, Educational and Housing
	Facilities Board, Hospital Facilities Revenue Refunding Bonds
	(Covenant Health), Series A, 5.77%, 1/01/21 (a)(c)	20,405	9,995,389
Texas - 23.3%	Brazos River Authority, Texas, PCR, Refunding (TXU Energy
	Company LLC Project), AMT, Series A, 8.25%, 10/01/30	2,400	1,729,272
	Dallas-Fort Worth, Texas, International Airport, Joint Revenue
	Bonds, AMT, Series B, 6%, 11/01/23 (l)	2,000	1,811,320
	Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds
	(International Paper Company), AMT, Series A, 6.10%, 8/01/24	20,000	13,862,200

BlackRock Municipal Income Trust II
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds,
	Third Lien, Series A-3, 5.96%, 11/15/36 (a)(l)	$25,375	$2,954,411
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds,
	5%, 5/15/13 (e)(l)	30	32,929
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds,
	5%, 5/15/31 (l)	1,270	1,144,765
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds,
	Series A, 5%, 5/15/13 (e)(l)	5	5,488
	Montgomery County, Texas, Municipal Utility District Number 46, Waterworks
	and Sewer System, GO, 4.75%, 3/01/30 (l)	930	804,348
	North Texas Tollway Authority, System Revenue Refunding Bonds,
	Second Tier, Series F, 6.125%, 1/01/31	6,790	6,182,974
	San Antonio Energy Acquisition Public Facilities Corporation,
	Texas, Gas Supply Revenue Bonds, 5.50%, 8/01/24	3,600	2,589,624
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, 6.09%, 8/15/36 (a)(m)	73,370	9,433,915
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, 6.10%, 8/15/37 (a)(m)	65,000	7,718,750
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, 6.10%, 8/15/38 (a)(m)	27,600	3,025,788
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
	First Tier, Series A, 5%, 8/15/42 (m)	4,575	3,670,706
			54,966,490
Virginia - 3.1%	Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old
	Dominion Electric Cooperative Project), AMT, 5.625%, 6/01/28 (m)	9,000	7,396,290
Washington -	King County, Washington, Sewer Revenue Refunding Bonds, 5%,
2.3%	1/01/36(c)	1,960	1,764,235
	Washington State Health Care Facilities Authority, Revenue Refunding Bonds
	(Providence Health System), Series A, 4.625%, 10/01/34 (k)(l)	4,820	3,579,814
			5,344,049
West Virginia -	West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and Public
0.4%	Safety Facilities), Series A, 5%, 6/01/29 (l)	1,115	996,520
Wisconsin - 1.4%	Wisconsin State Health and Educational Facilities Authority Revenue Bonds
	(Aurora Health Care, Inc.), 6.40%, 4/15/33	3,930	3,320,654
Wyoming - 0.6%	Wyoming Municipal Power Agency, Power Supply Revenue Bonds,
	Series A, 5.50%, 1/01/33	800	693,648
	Wyoming Municipal Power Agency, Power Supply Revenue Bonds,
	Series A, 5.50%, 1/01/38	750	633,690
			1,327,338
Multi State - 5.4%	Charter Mac Equity Issuer Trust, 5.75%, 4/30/15 (j)(q)	1,000	1,007,050
	Charter Mac Equity Issuer Trust, 6%, 4/30/15 (j)(q)	5,000	5,177,500
	Charter Mac Equity Issuer Trust, 6%, 4/30/19 (j)(q)	3,500	3,468,780
	Charter Mac Equity Issuer Trust, 6.30%, 4/30/19 (j)(q)	3,000	3,035,280
			12,688,610

BlackRock Municipal Income Trust II
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Puerto Rico -	Puerto Rico Commonwealth Highway and Transportation Authority,
1.6%	Transportation Revenue Refunding Bonds, Series N, 5.25%, 7/01/36 (f)	$4,370	$3,845,207
	Total Municipal Bonds - 158.2%		372,609,488
	Municipal Bonds Transferred to Tender Option Bond Trusts (r)
Alabama -	Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue
0.9%	Refunding Bonds (Ascension Health Credit), Series C-2, 5%, 11/15/36	2,519	2,018,207
Colorado - 2.6%	Colorado Health Facilities Authority Revenue Bonds (Catholic Health), Series C-
	3, 5.10%, 10/01/41 (c)	4,230	3,713,475
	Colorado Health Facilities Authority Revenue Bonds (Catholic Health), Series C-
	7, 5%, 9/01/36 (c)	2,710	2,385,369
			6,098,844
Connecticut -	Connecticut State Health and Educational Facilities Authority Revenue Bonds
4.0%	(Yale University), Series T-1, 4.70%, 7/01/29	5,170	4,820,611
	Connecticut State Health and Educational Facilities Authority Revenue Bonds
	(Yale University), Series X-3, 4.85%, 7/01/37	5,130	4,735,144
			9,555,755
Massachusetts -	Massachusetts State Water Resource Authority, General Revenue
1.2%	Refunding Bonds, Series A, 5%, 8/01/41	3,150	2,799,122
New York -	New York State Environmental Facilities Corporation, State Clean
1.1%	Water and Drinking Revenue Bonds (New York City Water Project),
	Series B, 5%, 6/15/31	2,850	2,688,120
Virginia - 3.9%	University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40	5,910	5,605,162
	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds,
	Series H, Sub-Series H-1, 5.35%, 7/01/31 (l)	3,750	3,480,975
			9,086,137
Washington -	Central Puget Sound Regional Transportation Authority, Washington,
1.2%	Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (c)	3,029	2,776,294
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 14.9%		35,022,479
	Total Long-Term Investments (Cost - $491,391,926) - 173.1%		407,631,967
	Short-Term Securities	Shares
	Merrill Lynch Institutional Tax-Exempt Fund, 1.08% (s)(t)	8,108,696	8,108,696
	Total Short-Term Securities (Cost - $8,108,696) - 3.4%		8,108,696
	Total Investments (Cost - $499,500,622*) - 176.5%		415,740,663
	Other Assets Less Liabilities - 3.0%		7,062,474
	Liability for Trust Certificates, Including Interest Expense and
	Fees Payable - (9.0)%		(21,128,894)
	Preferred Shares, at Redemption Value - (70.5)%		(166,108,302)
	Net Assets Applicable to Common Shares - 100.0%		$235,565,941

BlackRock Municipal Income Trust II
Schedule of Investments November 30, 2008 (Unaudited)
The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$476,683,941
Gross unrealized appreciation	$7,539,585
Gross unrealized depreciation	(89,311,234)
Net unrealized depreciation	$(81,771,649)
(a)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(b)	ACA Insured.
(c)	FSA Insured.
(d)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(e)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Assured Guaranty Insured.
(g)	XL Capital Insured.
(h)	Non-income producing security.
(i)	Issuer filed for bankruptcy and/or is in default of interest payments.
(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(k)	FGIC Insured.
(l)	MBIA Insured.
(m)	AMBAC Insured.
(n)	Represents a step bond. Rate shown is as of report date.
(o)	Radian Insured.
(p)	BHAC Insured.
(q)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(r)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(s)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	5,407,675	$35,308
(t)	Represents the current yield as of report date.

BlackRock Municipal Income Trust II
Schedule of Investments November 30, 2008 (Unaudited)
Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:
Valuation	Investments in
Inputs	Securities
Level 1	$8,108,696
Level 2	407,631,967
Level 3	-
Total	$415,740,663

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal Income Trust II

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: January 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: January 20, 2009